February 2, 2024

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Att: Filings, Rule 497(j)

Re:       Atlas U.S. Tactical Fixed Income Fund, Inc. (the “Fund”)

File Nos.: 811-23705; 333-257154

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Fund, I hereby certify that the Fund’s Prospectus and Statement of Additional Information dated February 1, 2024 that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 29, 2024.

Questions related to this filing should be directed to Philip Sineneng of Thompson Hine LLP at (614) 469-3217.

Sincerely,

/s/ Jaime Pandal

Secretary